INVESTMENTS - Unrealized (Depreciation) Appreciation (Details) - EBP France - EUR (€)	12 Months Ended
	Jun. 30, 2026	Jun. 30, 2025	Jun. 30, 2024
EBP, Schedule of Asset Held for Investment [Line Items]
Market value	€ 225,801,843	€ 212,369,557
Procter & Gamble Company common stock
EBP, Schedule of Asset Held for Investment [Line Items]
Cost	102,332,314	101,281,311	€ 93,635,079
Market value	130,345,726	134,927,478	145,525,742
Unrealized appreciation (depreciation)	28,013,412	33,646,167	51,890,663
(Decrease) increase in unrealized appreciation	(5,632,754)	(18,244,496)	(24,341,734)
Other investments
EBP, Schedule of Asset Held for Investment [Line Items]
Cost	75,918,024	66,673,078	61,468,575
Market value	95,456,117	77,442,079	73,247,110
Unrealized appreciation (depreciation)	19,538,092	10,769,000	11,778,535
(Decrease) increase in unrealized appreciation	€ 8,769,092	€ (1,009,535)	€ 2,657,131